Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

Global Bond Fund

For the period ended March 31, 2022

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.66%

CORPORATE BONDS 31.91%

Bahrain 1.57%
Sovereign
CBB International Sukuk Co. 6 Spc†	5.25%		3/20/2025		$1,680,000	$1,741,350
CBB International Sukuk Programme Co. WLL†	6.25%		11/14/2024		1,050,000	1,110,680
Total Bahrain						2,852,030

Brazil 1.04%
Banks 0.75%
Banco do Brasil SA†	3.25%		9/30/2026		850,000	819,153
Itau Unibanco Holding SA†	4.50% (5 Yr. Treasury CMT + 2.82%)	#	11/21/2029		550,000	545,614
						1,364,767
Media 0.29%
Globo Comunicacao e Participacoes SA†	4.875%		1/22/2030		600,000	531,363
Total Brazil						1,896,130

Chile 2.02%
Banks 0.25%
Banco del Estado de Chile†	2.704%		1/9/2025		450,000	447,012
Chemicals 0.18%
Sociedad Quimica y Minera de Chile SA†	3.50%		9/10/2051		380,000	328,654
Electric 0.24%
Alfa Desarrollo SpA†	4.55%		9/27/2051		498,652	433,553
Mining 0.85%
Antofagasta plc†	2.375%		10/14/2030		900,000	798,295
Corp. Nacional del Cobre de Chile†	3.00%		9/30/2029		575,000	548,801
Corp. Nacional del Cobre de Chile†	3.15%		1/15/2051		250,000	203,428
						1,550,524
Oil & Gas 0.50%
Empresa Nacional del Petroleo†	3.45%		9/16/2031		1,000,000	918,545
Total Chile						3,678,288

China 1.45%
Engineering & Construction 0.94%
China Railway Xunjie Co. Ltd.	3.25%		7/28/2026		500,000	493,782
Dianjian Haiyu Ltd.	3.50% (5 Yr. Treasury CMT + 6.77%)	#	–	(a)	1,221,000	1,223,369
						1,717,151

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
China (continued)
Internet 0.27%
Prosus NV†	3.832%	2/8/2051	$675,000	$493,596
Investment Companies 0.13%
Huarong Finance 2019 Co. Ltd.	3.375%	2/24/2030	270,000	233,887
Telecommunications 0.11%
Xiaomi Best Time International Ltd.†	4.10%	7/14/2051	230,000	191,387
Total China				2,636,021

Colombia 0.61%
Oil & Gas 0.30%
Ecopetrol SA	5.875%	11/2/2051	650,000	554,102
Pipelines 0.31%
AI Candelaria Spain SA†	5.75%	6/15/2033	437,000	376,089
Oleoducto Central SA†	4.00%	7/14/2027	200,000	188,746
				564,835
Total Colombia				1,118,937

India 1.41%
Commercial Services 0.53%
Adani Ports & Special Economic Zone Ltd.†	5.00%	8/2/2041	1,000,000	956,567
Diversified Financial Services 0.16%
Power Finance Corp. Ltd.†	3.95%	4/23/2030	300,000	287,670
Oil & Gas 0.48%
Reliance Industries Ltd.†	2.875%	1/12/2032	950,000	872,652
Transportation 0.24%
Indian Railway Finance Corp. Ltd.	2.80%	2/10/2031	500,000	446,097
Total India				2,562,986

Indonesia 2.48%
Coal 0.28%
Indika Energy Capital IV Pte Ltd.	8.25%	10/22/2025	500,000	507,125
Electric 1.09%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	3.00%	6/30/2030	600,000	547,887
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%	6/30/2050	560,000	499,052
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.125%	5/15/2027	930,000	941,439
				1,988,378

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Indonesia (continued)
Mining 0.27%
Indonesia Asahan Aluminium Persero PT†	5.45%		5/15/2030		$480,000	$501,862
Oil & Gas 0.84%
Pertamina Persero PT†	3.10%		1/21/2030		900,000	854,666
Pertamina Persero PT†	5.625%		5/20/2043		630,000	670,371
						1,525,037
Total Indonesia						4,522,402

Israel 0.35%
Banks
Bank Hapoalim BM†	3.255% (5 Yr. Treasury CMT + 2.16%)	#	1/21/2032		480,000	444,000
Bank Leumi Le-Israel BM†	3.275% (5 Yr. Treasury CMT + 1.63%)	#	1/29/2031		200,000	188,500
Total Israel						632,500

Jamaica 0.26%
Commercial Services
TransJamaican Highway Ltd.†	5.75%		10/10/2036		491,407	467,549

Kazakhstan 1.58%
Oil & Gas 1.03%
KazMunayGas National Co. JSC†	4.75%		4/19/2027		700,000	680,792
KazMunayGas National Co. JSC†	6.375%		10/24/2048		300,000	283,982
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		1,120,000	913,814
						1,878,588
Pipelines 0.55%
KazTransGas JSC†	4.375%		9/26/2027		1,100,000	996,160
Total Kazakhstan						2,874,748

Kuwait 0.27%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 Yr. Swap rate + 2.83%)	#	–	(a)	500,000	488,230

Malaysia 2.21%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032		1,600,000	1,492,505
Petronas Capital Ltd.†	3.404%		4/28/2061		1,800,000	1,601,070
Petronas Energy Canada Ltd.†	2.112%		3/23/2028		1,000,000	937,287
Total Malaysia						4,030,862

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mexico 5.09%
Banks 0.48%
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031	$420,000	$400,054
BBVA Bancomer SA†	5.125% (5 Yr. Treasury CMT + 2.65%)	#	1/18/2033	500,000	472,818
					872,872
Electric 0.70%
Comision Federal de Electricidad†	4.677%		2/9/2051	800,000	658,748
Comision Federal de Electricidad†	4.688%		5/15/2029	625,000	614,153
					1,272,901
Oil & Gas 3.91%
Petroleos Mexicanos	6.50%		6/2/2041	2,375,000	1,974,314
Petroleos Mexicanos	6.70%		2/16/2032	4,002,000	3,806,062	(b)
Petroleos Mexicanos	6.75%		9/21/2047	1,649,000	1,343,473
					7,123,849
Total Mexico					9,269,622

Morocco 0.34%
Chemicals
OCP SA†	5.125%		6/23/2051	500,000	417,500
OCP SA†	6.875%		4/25/2044	200,000	203,750
Total Morocco					621,250

Oman 1.36%
Electric 0.65%
OmGrid Funding Ltd.†	5.196%		5/16/2027	1,200,000	1,190,070
Oil & Gas 0.71%
OQ SAOC†	5.125%		5/6/2028	1,300,000	1,288,696
Total Oman					2,478,766

Pakistan 0.61%
Sovereign
Third Pakistan International Sukuk Co. Ltd. (The)†	5.625%		12/5/2022	1,150,000	1,114,982

Panama 0.60%
Banks 0.24%
Banco Nacional de Panama†	2.50%		8/11/2030	500,000	442,583
Electric 0.11%
AES Panama Generation Holdings SRL†	4.375%		5/31/2030	200,000	190,903
Multi-National 0.25%
Banco Latinoamericano de Comercio Exterior SA†	2.375%		9/14/2025	478,000	461,172
Total Panama					1,094,658

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Paraguay 0.15%
Banks
Banco Continental SAECA†	2.75%	12/10/2025	$300,000	$274,559

Peru 0.84%
Banks 0.60%
Banco Internacional del Peru SAA Interbank†	3.25%	10/4/2026	590,000	583,669
Banco Internacional del Peru SAA Interbank†	3.375%	1/18/2023	520,000	522,114
				1,105,783
Oil & Gas 0.24%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	6.375%	6/1/2028	431,100	432,631
Total Peru				1,538,414

Qatar 1.14%
Oil & Gas
Qatar Energy†	2.25%	7/12/2031	1,500,000	1,383,711
Qatar Petroleum†	3.30%	7/12/2051	750,000	690,567
Total Qatar				2,074,278

Russia 0.53%
Oil & Gas
Gazprom PJSC Via Gaz Capital SA†	4.95%	2/6/2028	700,000	318,220
Lukoil Capital DAC†	3.60%	10/26/2031	200,000	107,000
Lukoil Securities BV†	3.875%	5/6/2030	1,000,000	533,035
Total Russia				958,255

Saudi Arabia 0.78%
Oil & Gas 0.42%
SAGlobal Sukuk Ltd.†	1.602%	6/17/2026	240,000	225,929
Saudi Arabian Oil Co.	3.50%	4/16/2029	300,000	302,436
Saudi Arabian Oil Co.†	4.375%	4/16/2049	225,000	229,982
				758,347
Pipelines 0.36%
EIG Pearl Holdings Sarl†	3.545%	8/31/2036	685,000	654,547
Total Saudi Arabia				1,412,894

South Africa 0.32%
Electric
Eskom Holdings SOC Ltd.†	7.125%	2/11/2025	600,000	581,118

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
South Korea 1.38%
Oil & Gas 0.77%
Korea National Oil Corp.†	2.125%	4/18/2027	$1,500,000	$1,405,333
Semiconductors 0.61%
SK Hynix, Inc.†	2.375%	1/19/2031	1,270,000	1,108,294
Total South Korea				2,513,627

Supranational 0.26%
Multi-National
African Export-Import Bank (The)†	2.634%	5/17/2026	500,000	466,565

Thailand 0.53%
Oil & Gas
Thaioil Treasury Center Co. Ltd.†	3.50%	10/17/2049	1,300,000	965,470

Turkey 0.67%
Banks
Turkiye Garanti Bankasi AS†	5.875%	3/16/2023	1,200,000	1,213,382

Ukraine 0.22%
Agriculture
MHP Lux SA†	6.25%	9/19/2029	900,000	403,875

United Arab Emirates 1.72%
Commercial Services 0.66%
DP World Crescent Ltd.	3.875%	7/18/2029	1,200,000	1,207,860
Energy-Alternate Sources 0.34%
Sweihan PV Power Co. PJSC†	3.625%	1/31/2049	670,000	621,302
Investment Companies 0.22%
MDGH GMTN RSC Ltd.†	3.70%	11/7/2049	400,000	395,658
Pipelines 0.50%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%	9/30/2040	1,000,000	906,555
Total United Arab Emirates				3,131,375

United States 0.12%
Oil & Gas
Citgo Holding, Inc.†	9.25%	8/1/2024	208,000	210,323
Total Corporate Bonds (cost $62,593,415)				58,084,096

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 64.75%

Angola 1.90%
Angolan Government International Bond†	9.125%	11/26/2049	$1,450,000	$1,415,707
Republic of Angola†	8.25%	5/9/2028	2,000,000	2,044,610
Total Angola				3,460,317

Argentina 1.35%
Argentine Republic Government International Bond	1.125%	7/9/2035	2,950,000	903,172
Argentine Republic Government International Bond	2.00%	1/9/2038	2,077,038	786,367
Argentine Republic Government International Bond	2.50%	7/9/2041	2,150,000	761,981
Total Argentina				2,451,520

Bahrain 1.98%
Kingdom of Bahrain†	5.45%	9/16/2032	1,550,000	1,482,732
Kingdom of Bahrain†	6.00%	9/19/2044	300,000	262,451
Kingdom of Bahrain†	6.75%	9/20/2029	1,300,000	1,373,593
Kingdom of Bahrain†	7.00%	1/26/2026	450,000	487,068
Total Bahrain				3,605,844

Bermuda 0.16%
Bermuda Government International Bond†	2.375%	8/20/2030	320,000	294,400

Brazil 1.69%
Federal Republic of Brazil	3.75%	9/12/2031	1,650,000	1,491,600
Federal Republic of Brazil	4.75%	1/14/2050	1,431,000	1,202,741
Federal Republic of Brazil	5.00%	1/27/2045	436,000	389,135
Total Brazil				3,083,476

Chile 1.30%
Chile Government International Bond	2.45%	1/31/2031	850,000	798,175
Chile Government International Bond	3.10%	5/7/2041	1,050,000	926,373
Chile Government International Bond	3.50%	1/25/2050	700,000	642,558
Total Chile				2,367,106

Colombia 3.45%
Colombia Government International Bond	5.20%	5/15/2049	1,000,000	856,020
Republic of Colombia	3.00%	1/30/2030	1,305,000	1,125,817
Republic of Colombia	3.25%	4/22/2032	1,275,000	1,067,647
Republic of Colombia	3.875%	4/25/2027	860,000	826,185
Republic of Colombia	4.125%	5/15/2051	1,250,000	946,150
Republic of Colombia	5.00%	6/15/2045	1,735,000	1,466,699
Total Colombia				6,288,518

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Costa Rica 1.13%
Costa Rica Government†	4.375%	4/30/2025	$640,000	$648,480
Costa Rica Government†	5.625%	4/30/2043	1,262,000	1,110,573
Costa Rica Government†	6.125%	2/19/2031	285,000	288,921
Total Costa Rica				2,047,974

Dominican Republic 3.01%
Dominican Republic†	4.50%	1/30/2030	1,428,000	1,313,775
Dominican Republic†	5.30%	1/21/2041	750,000	653,445
Dominican Republic†	5.875%	1/30/2060	1,300,000	1,118,000
Dominican Republic†	5.95%	1/25/2027	1,225,000	1,261,762
Dominican Republic†	6.40%	6/5/2049	575,000	539,787
Dominican Republic International Bond†	5.50%	2/22/2029	600,000	594,000
Total Dominican Republic				5,480,769

Ecuador 2.34%
Ecuador Government International Bond†	Zero Coupon	7/31/2030	796,229	444,901
Ecuador Government International Bond†	0.50%	7/31/2040	2,969,650	1,703,867
Ecuador Government International Bond†	1.00%	7/31/2035	1,275,000	837,050
Ecuador Government International Bond†	5.00%	7/31/2030	1,507,550	1,266,357
Total Ecuador				4,252,175

Egypt 2.81%
Republic of Egypt†	3.875%	2/16/2026	3,400,000	3,055,199
Republic of Egypt†	7.30%	9/30/2033	1,000,000	875,945
Republic of Egypt†	7.903%	2/21/2048	920,000	749,887
Republic of Egypt†	8.75%	9/30/2051	500,000	432,197
Total Egypt				5,113,228

El Salvador 0.83%
El Salvador Government International Bond†	7.65%	6/15/2035	950,000	451,820
El Salvador Government International Bond†	8.25%	4/10/2032	1,575,000	791,453
Republic of EI Salvador†	6.375%	1/18/2027	550,000	275,006
Total El Salvador				1,518,279

Gabon 0.44%
Gabon Government International Bond†	7.00%	11/24/2031	832,000	801,499

Ghana 1.69%
Republic of Ghana†	6.375%	2/11/2027	2,100,000	1,586,014
Republic of Ghana†	7.625%	5/16/2029	730,000	533,448
Republic of Ghana	7.875%	3/26/2027	325,000	253,567

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Ghana (continued)
Republic of Ghana†	8.625%	4/7/2034		$500,000	$358,125
Republic of Ghana†	8.95%	3/26/2051		500,000	350,750
Total Ghana					3,081,904

Guatemala 0.70%
Republic of Guatemala†	4.375%	6/5/2027		625,000	631,562
Republic of Guatemala†	6.125%	6/1/2050		600,000	633,006
Total Guatemala					1,264,568

Indonesia 1.60%
Indonesia Government International Bond	1.85%	3/12/2031		1,000,000	905,798
Indonesia Government International Bond	3.05%	3/12/2051		1,700,000	1,540,359
Indonesia Government International Bond	3.50%	2/14/2050		500,000	467,500
Total Indonesia					2,913,657

Ivory Coast 0.31%
Ivory Coast Government International Bond†	5.75%	12/31/2032		572,856	563,869

Jamaica 0.23%
Jamaica Government International Bond	6.75%	4/28/2028		375,000	414,375

Jordan 0.26%
Kingdom of Jordan†	5.85%	7/7/2030		500,000	467,532

Kazakhstan 0.96%
Republic of Kazakhstan†(c)	1.50%	9/30/2034	EUR	500,000	424,333
Republic of Kazakhstan†	3.875%	10/14/2024		$422,000	426,359
Republic of Kazakhstan†	4.875%	10/14/2044		915,000	905,283
Total Kazakhstan					1,755,975

Kenya 0.90%
Kenya Government International Bond†	7.25%	2/28/2028		300,000	290,043
Republic of Kenya†	6.30%	1/23/2034		1,000,000	862,500
Republic of Kenya†	7.00%	5/22/2027		500,000	483,232
Total Kenya					1,635,775

Lebanon 0.13%
Republic of Lebanon(d)	6.65%	2/26/2030		1,948,000	236,195

Mexico 1.37%
Mexico Government International Bond	4.40%	2/12/2052		1,188,000	1,093,667
United Mexican States	2.659%	5/24/2031		714,000	652,025

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mexico (continued)
United Mexican States	3.771%	5/24/2061	$930,000	$754,634
Total Mexico				2,500,326

Mongolia 0.46%
Development Bank of Mongolia LLC†	7.25%	10/23/2023	822,000	831,186

Morocco 0.68%
Morocco Government International Bond†	3.00%	12/15/2032	970,000	842,688
Morocco Government International Bond†	4.00%	12/15/2050	500,000	402,200
Total Morocco				1,244,888

Nigeria 2.47%
Republic of Nigeria†	6.50%	11/28/2027	2,150,000	2,050,455
Republic of Nigeria†	7.375%	9/28/2033	1,730,000	1,576,895
Republic of Nigeria†	9.248%	1/21/2049	900,000	860,297
Total Nigeria				4,487,647

Oman 2.69%
Oman Government International Bond†	4.75%	6/15/2026	3,550,000	3,573,430
Oman Government International Bond†	6.25%	1/25/2031	300,000	318,423
Oman Government International Bond†	6.75%	1/17/2048	1,000,000	1,001,835
Total Oman				4,893,688

Panama 2.66%
Panama Government International Bond	4.30%	4/29/2053	925,000	891,450
Republic of Panama	2.252%	9/29/2032	1,300,000	1,151,553
Republic of Panama	3.87%	7/23/2060	1,010,000	887,295
Republic of Panama	4.50%	4/16/2050	1,475,000	1,460,471
Republic of Panama	4.50%	4/1/2056	460,000	451,297
Total Panama				4,842,066

Paraguay 1.03%
Paraguay Government International Bond†	3.849%	6/28/2033	500,000	483,750
Republic of Paraguay†	5.40%	3/30/2050	1,375,000	1,397,344
Total Paraguay				1,881,094

Peru 1.65%
Republic of Peru	1.862%	12/1/2032	1,000,000	856,950
Republic of Peru	2.78%	12/1/2060	465,000	365,076
Republic of Peru	3.00%	1/15/2034	1,900,000	1,775,854
Total Peru				2,997,880

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Philippines 1.55%
Philippine Government International Bond	2.65%	12/10/2045		$2,800,000	$2,307,004
Philippine Government International Bond	3.229%	3/29/2027		500,000	507,093
Total Philippines					2,814,097

Qatar 3.19%
State of Qatar†	3.25%	6/2/2026		2,359,000	2,407,482
State of Qatar†	4.00%	3/14/2029		1,650,000	1,765,266
State of Qatar	4.40%	4/16/2050		500,000	563,288
State of Qatar†	4.40%	4/16/2050		950,000	1,070,247
Total Qatar					5,806,283

Romania 0.46%
Romanian Government International Bond†(c)	2.625%	12/2/2040	EUR	1,000,000	845,236

Russia 0.37%
Russian Federation†	4.25%	6/23/2027		$800,000	200,000
Russian Federation†	5.25%	6/23/2047		2,000,000	480,000
Total Russia					680,000

Saudi Arabia 3.05%
KSA Sukuk Ltd.†	2.25%	5/17/2031		1,000,000	942,559
Saudi International Bond†	3.25%	11/17/2051		500,000	441,994
Saudi International Bond†	3.45%	2/2/2061		2,700,000	2,400,187
Saudi International Bond†	3.625%	3/4/2028		1,702,000	1,761,042
Total Saudi Arabia					5,545,782

Senegal 0.69%
Republic of Senegal†	6.25%	5/23/2033		1,100,000	1,041,095
Senegal Government International Bond†(c)	5.375%	6/8/2037	EUR	220,000	207,241
Total Senegal					1,248,336

South Africa 2.39%
Republic of South Africa	4.30%	10/12/2028		$2,870,000	2,781,004
South Africa Government International Bond	5.75%	9/30/2049		1,800,000	1,577,268
Total South Africa					4,358,272

Sri Lanka 1.20%
Republic of Sri Lanka†	5.75%	4/18/2023		1,531,000	766,174
Republic of Sri Lanka†	6.75%	4/18/2028		1,130,000	538,558
Republic of Sri Lanka†	7.55%	3/28/2030		550,000	259,875
Sri Lanka Government International Bond†	5.875%	7/25/2022		920,000	625,600
Total Sri Lanka					2,190,207

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Tunisia 0.30%
Banque Centrale de Tunisie International Bond	5.75%		1/30/2025	$800,000	$540,800

Turkey 3.55%
Republic of Turkey	4.25%		4/14/2026	2,100,000	1,896,331
Republic of Turkey	5.25%		3/13/2030	1,445,000	1,221,805
Republic of Turkey	5.75%		5/11/2047	1,250,000	937,382
Republic of Turkey	5.95%		1/15/2031	500,000	432,568
Republic of Turkey	6.35%		8/10/2024	1,040,000	1,035,052
Republic of Turkey	8.60%		9/24/2027	400,000	410,920
Turkiye Ihracat Kredi Bankasi AS†	5.75%		7/6/2026	580,000	532,571
Total Turkey					6,466,629

Ukraine 0.99%
Ukraine Government†	7.253%		3/15/2033	730,000	321,017
Ukraine Government†	7.375%		9/25/2032	1,606,000	681,739
Ukraine Government†	8.994%		2/1/2024	1,220,000	554,329
Ukraine Government International Bond	Zero Coupon	#(e)	5/31/2040	230,000	76,204
Ukraine Government International Bond†	7.75%		9/1/2023	320,000	164,640
Total Ukraine					1,797,929

United Arab Emirates 2.52%
Abu Dhabi Government International Bond†	1.70%		3/2/2031	1,989,000	1,817,528
Abu Dhabi Government International Bond†	1.875%		9/15/2031	1,000,000	924,210
Abu Dhabi Government International Bond†	3.125%		9/30/2049	1,000,000	918,130
UAE International Government Bond†	3.25%		10/19/2061	1,000,000	922,562
Total United Arab Emirates					4,582,430

Uruguay 1.74%
Republic of Uruguay	4.375%		1/23/2031	400,000	436,876
Republic of Uruguay	4.975%		4/20/2055	1,428,000	1,670,075
Republic of Uruguay	5.10%		6/18/2050	896,000	1,058,942
Total Uruguay					3,165,893

Uzbekistan 0.57%
Republic of Uzbekistan†	3.70%		11/25/2030	500,000	436,250
Republic of Uzbekistan†	4.75%		2/20/2024	600,000	601,893
Total Uzbekistan					1,038,143
Total Foreign Government Obligations (cost $135,822,647)					117,857,767
Total Long-Term Investments (cost $198,416,062)					175,941,863

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.69%

Repurchase Agreements 2.69%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $5,338,100 of U.S. Treasury Note at 1.25% due 04/30/2028; value: $4,999,980; proceeds: $4,901,894 (cost $4,901,894)	$4,901,894	$4,901,894
Total Investments in Securities 99.35% (cost $203,317,956)		180,843,757
Other Assets and Liabilities – Net(f) 0.65%		1,184,791
Net Assets 100.00%		$182,028,548

EUR	Euro.
CMT	Constant Maturity Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $118,048,058, which represents 64.85% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Defaulted (non-income producing security).
(e)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at March 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.865%	CPI Urban Consumer NSA	2/28/2032	$281,000	$5,655

Open Forward Foreign Currency Exchange Contracts at March 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Russian ruble	Buy	State Street Bank and Trust	4/14/2022	23,300,000	$ 302,283	$ 281,665	$(20,618)
Euro	Sell	Morgan Stanley	6/10/2022	1,266,000	1,388,397	1,403,943	(15,546)
Russian ruble	Sell	State Street Bank and Trust	4/14/2022	23,300,000	205,286	281,665	(76,379)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(112,543)

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Open Futures Contracts at March 31, 2022:

				Notional		Notional		Unrealized
Type	Expiration	Contracts	Position	Amount		Value		Appreciation
Euro-Bund	June 2022	8	Short	EUR	(1,343,665)	EUR	(1,269,280)	$82,288
Euro-Buxl	June 2022	3	Short		(621,534)		(558,600)	69,621
U.S. 10-Year Ultra Treasury Note	June 2022	116	Short		$(16,148,188)		$(15,714,375)	433,813
U.S. 5-Year Treasury Note	June 2022	32	Short		(3,762,938)		(3,670,000)	92,938
U.S. Ultra Treasury Bond	June 2022	37	Short		(6,824,288)		(6,553,625)	270,663
Total Unrealized Appreciation on Open Futures Contracts								$949,323

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	June 2022	43	Long	$9,224,559	$9,112,640	$(111,919)
U.S. Treasury Long Bond	June 2022	108	Long	16,706,507	16,206,750	(499,757)
Total Unrealized Depreciation on Open Futures Contracts						$(611,676)

Reverse Repurchase Agreements Payable as of March 31, 2022:

		Counterparty Held	Interest	Trade	Maturity	Fair
Counterparty	Principal	by Collateral	Rate(1)	Date	Date(2)	Value(3)
Barclays Capital, Inc.	$126,750	$200,000 principal, Republic of Sri Lanka at 5.875% due 7/25/2022, $136,000 fair value	(5.00%)	02/03/2022	On Demand	$125,711

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $1,039.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds
Mexico	$–	$5,463,560	$3,806,062	$9,269,622
Remaining Countries	–	48,814,474	–	48,814,474
Foreign Government Obligations	–	117,857,767	–	117,857,767
Short-Term Investments
Repurchase Agreements	–	4,901,894	–	4,901,894
Total	$–	$177,037,695	$3,806,062	$180,843,757

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$5,655	$–	$5,655
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(112,543)	–	(112,543)
Futures Contracts
Assets	949,323	–	–	949,323
Liabilities	(611,676)	–	–	(611,676)
Reverse Repurchase Agreements
Assets	–	–	–	–
Liabilities	–	(125,711)	–	(125,711)
Total	$337,647	$(232,599)	$–	$105,048

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal
Investment Type	Bonds
Balance as of January 1, 2022	$–
Accrued Discounts (Premiums)	9
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(142,828)
Purchases	3,948,881
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of March 31, 2022	$3,806,062
Change in unrealized appreciation/depreciation for the period ended March 31, 2022, related to Level 3 investments held at March 31, 2022	$(142,828)

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 94.23%

COMMON STOCKS 0.20%

China 0.05%
Internet & Catalog Retail
Alibaba Group Holding Ltd. ADR*			331	$36,013

United States 0.15%
Chemicals 0.10%
Mosaic Co. (The)			1,291	85,852
Food Products 0.05%
Archer-Daniels-Midland Co.			412	37,187
Total United States				123,039
Total Common Stocks (cost $145,497)				159,052

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 0.48%

China 0.17%
Internet
Pinduoduo, Inc.	Zero Coupon	12/1/2025	$49,000	43,095
Weibo Corp.	1.25%	11/15/2022	98,000	95,795

United Arab Emirates 0.23%
Oil & Gas
Abu Dhabi National Oil Co.	0.70%	6/4/2024	200,000	189,760

United States 0.08%
Airlines
JetBlue Airways Corp.†	0.50%	4/1/2026	70,000	65,481
Total Convertible Bonds (cost $418,798)				394,131

CORPORATE BONDS 90.77%

Argentina 2.07%
Electric 0.65%
Pampa Energia SA†	7.50%	1/24/2027	200,000	175,800
Pampa Energia SA†	9.125%	4/15/2029	400,000	356,820
				532,620

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Argentina (continued)
Energy-Alternate Sources 0.43%
YPF Energia Electrica SA†	10.00%		7/25/2026	$392,000	$355,220
Food 0.04%
Arcor SAIC†	6.00%		7/6/2023	30,000	29,812
Oil & Gas 0.95%
YPF SA†	6.95%		7/21/2027	1,035,000	776,519
Total Argentina					1,694,171

Brazil 6.12%
Banks 0.67%
Banco Bradesco SA/Cayman Islands†	4.375%		3/18/2027	300,000	300,755
Itau Unibanco Holding SA†	4.50% (5 Yr. Treasury CMT + 2.82%)	#	11/21/2029	250,000	248,006
					548,761
Chemicals 0.24%
Braskem Netherlands Finance BV†	4.50%		1/31/2030	200,000	193,929
Commercial Services 0.33%
Movida Europe SA†	5.25%		2/8/2031	300,000	269,294
Diversified Financial Services 0.46%
XP, Inc.†	3.25%		7/1/2026	400,000	379,308
Forest Products & Paper 0.21%
Suzano Austria GmbH	3.125%		1/15/2032	192,000	170,417
Health Care-Services 0.34%
Rede D’or Finance Sarl	4.50%		1/22/2030	300,000	275,709
Internet 0.21%
B2W Digital Lux Sarl†	4.375%		12/20/2030	200,000	172,546
Iron-Steel 1.17%
CSN Inova Ventures†	6.75%		1/28/2028	200,000	207,475
CSN Resources SA†	4.625%		6/10/2031	200,000	182,639
GUSAP III LP†	4.25%		1/21/2030	300,000	301,503
Vale Overseas Ltd.	3.75%		7/8/2030	275,000	265,768
					957,385
Mining 0.50%
Nexa Resources SA†	5.375%		5/4/2027	400,000	406,744
Oil & Gas 0.97%
MC Brazil Downstream Trading Sarl†	7.25%		6/30/2031	411,000	378,697
Petrobras Global Finance BV	5.50%		6/10/2051	484,000	416,008
					794,705

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Brazil (continued)
Retail 0.25%
Arcos Dorados Holdings, Inc.†	5.875%	4/4/2027	$200,000	$205,036
Transportation 0.52%
Hidrovias International Finance SARL†	4.95%	2/8/2031	200,000	168,734
Rumo Luxembourg Sarl†	4.20%	1/18/2032	300,000	260,320
				429,054
Water 0.25%
Aegea Finance Sarl†	5.75%	10/10/2024	200,000	201,748
Total Brazil				5,004,636

Canada 0.09%
Oil & Gas
MEG Energy Corp.†	5.875%	2/1/2029	73,000	74,143

Chile 3.79%
Banks 0.73%
Banco de Credito e Inversiones SA†	3.50%	10/12/2027	200,000	203,374
Banco del Estado de Chile†	2.704%	1/9/2025	200,000	198,672
Banco Santander Chile†	2.70%	1/10/2025	200,000	195,950
				597,996
Chemicals 0.21%
Sociedad Quimica y Minera de Chile SA†	3.50%	9/10/2051	200,000	172,976
Electric 0.52%
Alfa Desarrollo SpA†	4.55%	9/27/2051	249,326	216,776
Engie Energia Chile SA†	4.50%	1/29/2025	200,000	205,994
				422,770
Engineering & Construction 0.58%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par†	4.05%	4/27/2026	500,000	475,628
Forest Products & Paper 0.44%
Inversiones CMPC SA†	3.00%	4/6/2031	400,000	361,312
Media 0.24%
VTR Finance NV†	6.375%	7/15/2028	200,000	194,151
Mining 0.62%
Antofagasta plc†	2.375%	10/14/2030	200,000	177,399
Corp. Nacional del Cobre de Chile†	3.00%	9/30/2029	350,000	334,053
				511,452
Pipelines 0.22%
GNL Quintero SA†	4.634%	7/31/2029	176,480	178,693

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chile (continued)
Telecommunications 0.23%
Telefonica Moviles Chile SA†	3.537%		11/18/2031	$200,000	$186,297
Total Chile					3,101,275

China 4.99%
Chemicals 0.58%
Tianqi Finco Co. Ltd.	3.75%		11/28/2022	500,000	473,125
Gas 0.46%
ENN Clean Energy International Investment Ltd.†	3.375%		5/12/2026	400,000	374,473
Internet 2.22%
Baidu, Inc.	2.375%		10/9/2030	200,000	176,682
Baidu, Inc.	2.375%		8/23/2031	270,000	236,283
Meituan†	2.125%		10/28/2025	300,000	266,882
Prosus NV†	3.257%		1/19/2027	200,000	183,022
Prosus NV†	3.832%		2/8/2051	400,000	292,501
Tencent Holdings Ltd.†	2.39%		6/3/2030	300,000	267,076
Weibo Corp.	3.50%		7/5/2024	400,000	390,806
					1,813,252
Investment Companies 0.66%
Huarong Finance 2019 Co. Ltd.	1.613% (3 Mo. LIBOR + 1.13%)	#	2/24/2023	200,000	197,000
Huarong Finance 2019 Co. Ltd.	3.375%		2/24/2030	400,000	346,500
					543,500
Real Estate 0.65%
Country Garden Holdings Co. Ltd.	5.125%		1/14/2027	300,000	217,500
Kaisa Group Holdings Ltd.†	11.95%		10/22/2022	200,000	40,500
Shimao Group Holdings Ltd.	3.45%		1/11/2031	400,000	102,000
Shimao Group Holdings Ltd.	5.20%		1/16/2027	200,000	56,000
Sunac China Holdings Ltd.	7.50%		2/1/2024	450,000	117,000
					533,000
Telecommunications 0.42%
Xiaomi Best Time International Ltd.	2.875%		7/14/2031	200,000	172,803
Xiaomi Best Time International Ltd.†	4.10%		7/14/2051	200,000	166,424
					339,227
Total China					4,076,577

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Colombia 4.47%
Banks 0.74%
Banco de Bogota SA†	6.25%		5/12/2026	$400,000	$409,518
Bancolombia SA	4.625% (5 Yr. Treasury CMT + 2.94%)	#	12/18/2029	200,000	192,911
					602,429
Diversified Financial Services 0.25%
SURA Asset Management SA†	4.375%		4/11/2027	200,000	201,707
Oil & Gas 2.35%
Canacol Energy Ltd.†	5.75%		11/24/2028	527,000	496,426
Ecopetrol SA	4.125%		1/16/2025	235,000	231,775
Ecopetrol SA	4.625%		11/2/2031	275,000	249,261
Ecopetrol SA	5.875%		11/2/2051	467,000	398,101
SierraCol Energy Andina LLC†	6.00%		6/15/2028	600,000	545,712
					1,921,275
Pipelines 0.49%
AI Candelaria Spain SA†	5.75%		6/15/2033	250,000	215,154
Oleoducto Central SA†	4.00%		7/14/2027	200,000	188,746
					403,900
Telecommunications 0.64%
Millicom International Cellular S.A.†	4.50%		4/27/2031	566,000	527,840
Total Colombia					3,657,151

Dominican Republic 0.81%
Electric 0.35%
AES Andres B.V.†	5.70%		5/4/2028	300,000	284,321
Energy-Alternate Sources 0.46%
Empresa Generadora de Electricidad Haina SA†	5.625%		11/8/2028	408,000	378,685
Total Dominican Republic					663,006

Ghana 1.10%
Oil & Gas
Kosmos Energy Ltd.†	7.50%		3/1/2028	514,000	496,601
Kosmos Energy Ltd.†	7.75%		5/1/2027	200,000	197,188
Tullow Oil plc†	10.25%		5/15/2026	200,000	204,033
Total Ghana					897,822

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Guatemala 0.97%
Beverages 0.23%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%		4/27/2029		$190,000	$189,322
Energy-Alternate Sources 0.50%
Investment Energy Resources Ltd.†	6.25%		4/26/2029		400,000	404,580
Telecommunications 0.24%
CT Trust†	5.125%		2/3/2032		200,000	200,088
Total Guatemala						793,990

Hong Kong 0.25%
Real Estate
Swire Properties MTN Financing Ltd.	3.625%		1/13/2026		200,000	203,265

India 6.19%
Banks 0.34%
Axis Bank Ltd/Gift City†	4.10% (5 Yr. Treasury CMT + 3.32%)	#	–	(a)	300,000	282,071
Commercial Services 0.70%
Adani Ports & Special Economic Zone Ltd.†	5.00%		8/2/2041		300,000	286,970
JSW Infrastructure Ltd.†	4.95%		1/21/2029		300,000	286,422
						573,392
Computers 0.82%
CA Magnum Holdings†	5.375%		10/31/2026		400,000	395,000
Wipro IT Services LLC†	1.50%		6/23/2026		300,000	277,554
						672,554
Diversified Financial Services 0.47%
Power Finance Corp. Ltd.†	3.95%		4/23/2030		400,000	383,560
Electric 0.84%
Adani Green Energy Ltd.	4.375%		9/8/2024		200,000	195,380
Adani Transmission Ltd.†	4.00%		8/3/2026		300,000	291,141
Greenko Investment Co.†	4.875%		8/16/2023		200,000	201,000
						687,521
Energy-Alternate Sources 0.23%
Greenko Dutch BV†	3.85%		3/29/2026		194,000	186,153
Engineering & Construction 0.76%
GMR Hyderabad International Airport Ltd.†	4.25%		10/27/2027		400,000	365,500
Summit Digitel Infrastructure Pvt Ltd.†	2.875%		8/12/2031		300,000	258,998
						624,498

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
India (continued)
Iron-Steel 0.48%
JSW Steel Ltd.†	5.05%	4/5/2032	$200,000	$186,526
JSW Steel Ltd.	5.95%	4/18/2024	200,000	204,550
				391,076
Mining 0.88%
Vedanta Resources Ltd.†	6.125%	8/9/2024	600,000	525,750
Vedanta Resources Ltd.†	6.375%	7/30/2022	200,000	194,708
				720,458
Oil & Gas 0.34%
Reliance Industries Ltd.†	2.875%	1/12/2032	300,000	275,574
Transportation 0.33%
Indian Railway Finance Corp. Ltd.	2.80%	2/10/2031	300,000	267,658
Total India				5,064,515

Indonesia 4.62%
Coal 0.62%
Indika Energy Capital IV Pte Ltd.	8.25%	10/22/2025	500,000	507,125
Electric 2.67%
Cikarang Listrindo Tbk PT†	4.95%	9/14/2026	600,000	595,371
Minejesa Capital BV†	4.625%	8/10/2030	600,000	571,500
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	3.00%	6/30/2030	900,000	821,830
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak†	4.85%	10/14/2038	200,000	198,320
				2,187,021
Mining 0.48%
Bukit Makmur Mandiri Utama PT†	7.75%	2/10/2026	200,000	185,500
Indonesia Asahan Aluminium Persero PT	5.45%	5/15/2030	200,000	209,109
				394,609
Oil & Gas 0.85%
Medco Bell Pte Ltd.†	6.375%	1/30/2027	400,000	386,578
Pertamina Persero PT†	4.30%	5/20/2023	300,000	304,569
				691,147
Total Indonesia				3,779,902

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Israel 2.64%
Banks 0.46%
Bank Hapoalim BM†	3.255% (5 Yr. Treasury CMT + 2.16%)	#	1/21/2032		$200,000	$185,000
Bank Leumi Le-Israel BM†	3.275% (5 Yr. Treasury CMT + 1.63%)	#	1/29/2031		200,000	188,500
						373,500
Electric 0.31%
Israel Electric Corp. Ltd.†	4.25%		8/14/2028		250,000	252,601
Pharmaceuticals 1.87%
Teva Pharmaceutical Finance Netherlands III BV	3.15%		10/1/2026		779,000	706,709
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046		292,000	229,814
Teva Pharmaceutical Finance Netherlands III BV	5.125%		5/9/2029		350,000	336,910
Teva Pharmaceutical Finance Netherlands III BV	6.00%		4/15/2024		250,000	256,557
						1,529,990
Total Israel						2,156,091

Jamaica 0.53%
Telecommunications
Digicel Group Holdings Ltd. PIK 2.00%	10.00%		4/1/2024		259,822	245,185
Digicel International Finance Ltd./Digicel international Holdings Ltd.	8.75%		5/25/2024		192,000	191,341
Total Jamaica						436,526

Kazakhstan 0.86%
Oil & Gas 0.60%
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		600,000	489,543
Transportation 0.26%
Kazakhstan Temir Zholy Finance BV†	6.95%		7/10/2042		200,000	209,000
Total Kazakhstan						698,543

Kuwait 2.18%
Banks 1.27%
NBK SPC Ltd.†	1.625% (SOFR + 1.05%)	#	9/15/2027		600,000	549,632
NBK SPC Ltd.†	2.75%		5/30/2022		200,000	200,286
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 Yr. Swap rate + 2.83%)	#	–	(a)	300,000	292,938
						1,042,856
Chemicals 0.91%
Equate Petrochemical BV†	2.625%		4/28/2028		800,000	743,000
Total Kuwait						1,785,856

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Luxembourg 0.26%
Telecommunications
Altice France Holding SA†	10.50%		5/15/2027		$200,000	$209,540

Macau 1.53%
Lodging
MGM China Holdings Ltd.†	4.75%		2/1/2027		200,000	176,346
Sands China Ltd.†	3.25%		8/8/2031		200,000	164,000
Sands China Ltd.	3.80%		1/8/2026		335,000	318,669
Studio City Co. Ltd.†	7.00%		2/15/2027		200,000	195,621
Wynn Macau Ltd.†	5.625%		8/26/2028		450,000	391,783
Total Macau						1,246,419

Mexico 6.10%
Banks 1.39%
Banco Mercantil del Norte SA/Grand Cayman†	6.625% (10 Yr. Treasury CMT + 5.03%)	#	–	(a)	250,000	231,000
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031		200,000	190,502
BBVA Bancomer SA†	5.125% (5 Yr. Treasury CMT + 2.65%)	#	1/18/2033		450,000	425,536
BBVA Bancomer SA/Texas†	1.875%		9/18/2025		300,000	286,213
						1,133,251
Building Materials 0.91%
Cemex SAB de CV†	3.875%		7/11/2031		600,000	548,520
Cemex SAB de CV†	5.125% (5 Yr. Treasury CMT + 4.53%)	#	–	(a)	200,000	196,579
						745,099
Chemicals 0.70%
Braskem Idesa SAPI†	7.45%		11/15/2029		200,000	203,562
Orbia Advance Corp. SAB de CV†	1.875%		5/11/2026		200,000	187,704
Orbia Advance Corp. SAB de CV	2.875%		5/11/2031		200,000	177,399
						568,665
Food 0.24%
Grupo KUO SAB De CV†	5.75%		7/7/2027		200,000	197,442
Mining 0.45%
Industrias Penoles SAB de CV†	4.75%		8/6/2050		200,000	182,614
Minera Mexico SA de CV†	4.50%		1/26/2050		200,000	187,757
						370,371

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Mexico (continued)
Oil & Gas 0.97%
Petroleos Mexicanos	5.35%		2/12/2028		$140,000	$133,527
Petroleos Mexicanos	6.70%		2/16/2032		535,000	508,807	(b)
Petroleos Mexicanos	6.75%		9/21/2047		186,000	151,538
						793,872
Real Estate 0.44%
Corp. Inmobiliaria Vesta SAB de CV†	3.625%		5/13/2031		400,000	363,822
REITS 0.75%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%		7/22/2031		500,000	418,780
Trust Fibra Uno†	4.869%		1/15/2030		200,000	196,917
						615,697
Telecommunications 0.25%
America Movil SAB de CV†	5.375%		4/4/2032		200,000	200,500
Total Mexico						4,988,719

Morocco 0.97%
Chemicals
OCP SA†	3.75%		6/23/2031		868,000	789,776

Netherlands 0.28%
Media
Summer BidCo BV PIK 9.75%†(c)	9.00%		11/15/2025	EUR	209,750	231,897

Nigeria 0.34%
Banks
BOI FINANCE BV†(c)	7.50%		2/16/2027	EUR	250,000	274,712

Oman 0.85%
Oil & Gas
OQ SAOC†	5.125%		5/6/2028		$700,000	693,914

Panama 2.05%
Banks 1.12%
Global Bank Corp.†	5.25% (3 Mo. LIBOR + 3.30%)	#	4/16/2029		540,000	515,398
Multibank Inc†	4.375%		11/9/2022		400,000	402,918
						918,316

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Panama (continued)
Electric 0.47%
AES Panama Generation Holdings SRL†	4.375%		5/31/2030	$400,000	$381,806
Engineering & Construction 0.22%
Aeropuerto Internacional de Tocumen SA†	5.125%		8/11/2061	200,000	182,772
Media 0.24%
Cable Onda SA†	4.50%		1/30/2030	200,000	195,473
Total Panama					1,678,367

Paraguay 0.72%
Banks 0.22%
Banco Continental SAECA†	2.75%		12/10/2025	200,000	183,039
Telecommunications 0.50%
Telefonica Celular del Paraguay SA†	5.875%		4/15/2027	400,000	405,694
Total Paraguay					588,733

Peru 3.42%
Banks 1.07%
Banco BBVA Peru SA	5.00%		8/26/2022	500,000	505,100
Banco de Credito del Peru†	3.25% (5 Yr. Treasury CMT + 2.45%)	#	9/30/2031	400,000	371,794
					876,894
Diversified Financial Services 0.22%
Intercorp Peru Ltd.†	3.875%		8/15/2029	200,000	181,421
Gas 0.50%
Gas Natural de Lima y Callao SA†	4.375%		4/1/2023	400,000	407,194
Mining 0.47%
Minsur SA†	4.50%		10/28/2031	400,000	386,380
Oil & Gas 0.24%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	6.375%		6/1/2028	191,600	192,280
Packaging & Containers 0.44%
SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA†	3.50%		8/2/2028	400,000	360,764
Pipelines 0.25%
Transportadora de Gas del Peru SA†	4.25%		4/30/2028	200,000	203,324
Retail 0.23%
InRetail Consumer†	3.25%		3/22/2028	200,000	187,911
Total Peru					2,796,168

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Philippines 0.97%
Commercial Services 0.73%
Royal Capital BV	4.875% (5 Yr. Treasury CMT + 5.93%)	#	–	(a)	$600,000	$600,750
Holding Companies-Diversified 0.24%
San Miguel Corp.	5.50% (5 Yr. Treasury CMT + 10.24%)	#	–	(a)	200,000	195,730
Total Philippines						796,480

Qatar 3.36%
Banks 1.19%
QIB Sukuk Ltd.	1.95%		10/27/2025		300,000	286,742
QNB Finance Ltd.	2.625%		5/12/2025		400,000	391,780
QNB Finance Ltd.	2.75%		2/12/2027		300,000	292,620
						971,142
Gas 0.20%
Nakilat, Inc.†	6.267%		12/31/2033		136,597	164,984
Oil & Gas 1.02%
Qatar Energy†	2.25%		7/12/2031		400,000	368,989
Qatar Petroleum†	3.30%		7/12/2051		500,000	460,378
						829,367
Telecommunications 0.95%
Ooredoo International Finance Ltd.†	2.625%		4/8/2031		400,000	376,107
Ooredoo International Finance Ltd.†	3.25%		2/21/2023		400,000	402,783
						778,890
Total Qatar						2,744,383

Russia 1.23%
Banks 0.16%
Alfa Bank AO Via Alfa Bond Issuance plc†	5.50% (5 Yr. Treasury CMT + 4.55%)	#	10/26/2031		300,000	30,000
Alfa Bank AO Via Alfa Bond Issuance plc†	5.90% (5 Yr. Treasury CMT + 4.57%)	#	–	(a)	300,000	33,960
Sberbank of Russia Via SB Capital SA†	5.25%		5/23/2023		450,000	72,000
						135,960
Chemicals 0.12%
Phosagro OAO Via Phosagro Bond Funding DAC†	2.60%		9/16/2028		330,000	95,700
Oil & Gas 0.95%
Gazprom PJSC via Gaz Finance plc	2.95%		1/27/2029		979,000	411,816	(b)
Gazprom PJSC via Gaz Finance plc†	4.599% (5 Yr. Treasury CMT + 4.26%)	#	–	(a)	200,000	42,310

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Russia (continued)
Lukoil Capital DAC†	3.60%		10/26/2031	$400,000	$214,000
Lukoil Securities BV†	3.875%		5/6/2030	200,000	106,607
					774,733
Total Russia					1,006,393

Saudi Arabia 3.22%
Chemicals 0.22%
SABIC Capital I BV	2.15%		9/14/2030	200,000	179,743
Electric 1.16%
Acwa Power Management And Investments One Ltd.†	5.95%		12/15/2039	199,620	212,891
Saudi Electricity Global Sukuk Co. 3†	5.50%		4/8/2044	400,000	450,958
Saudi Electricity Global Sukuk Co. 5	1.74%		9/17/2025	300,000	286,937
					950,786
Oil & Gas 1.61%
SA Global Sukuk Ltd.†	2.694%		6/17/2031	450,000	426,873
Saudi Arabian Oil Co.	2.25%		11/24/2030	300,000	275,713
Saudi Arabian Oil Co.	3.50%		4/16/2029	200,000	201,624
Saudi Arabian Oil Co.†	4.375%		4/16/2049	400,000	408,857
					1,313,067
Pipelines 0.23%
EIG Pearl Holdings Sarl†	3.545%		8/31/2036	200,000	191,109
Total Saudi Arabia					2,634,705

Singapore 1.26%
Banks 1.03%
DBS Group Holdings Ltd.	1.822% (5 Yr. Treasury CMT + 1.10%)	#	3/10/2031	900,000	841,347
Diversified Financial Services 0.23%
BOC Aviation Ltd.†	3.00%		9/11/2029	200,000	187,775
Total Singapore					1,029,122

South Africa 3.02%
Chemicals 0.98%
Sasol Financing USA LLC	4.375%		9/18/2026	200,000	191,353
Sasol Financing USA LLC	5.50%		3/18/2031	650,000	608,108
					799,461
Commercial Services 0.34%
Bidvest Group UK plc (The)†	3.625%		9/23/2026	300,000	281,631
Electric 0.97%
Eskom Holdings SOC Ltd.†	6.75%		8/6/2023	800,000	790,368

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
South Africa (continued)
Mining 0.73%
Gold Fields Orogen Holdings BVI Ltd.	5.125%		5/15/2024		$300,000	$306,429
Stillwater Mining Co.	4.00%		11/16/2026		300,000	289,200
						595,629
Total South Africa						2,467,089

South Korea 4.05%
Auto Manufacturers 0.36%
Kia Corp.†	2.375%		2/14/2025		300,000	291,887
Banks 1.21%
KEB Hana Bank†	4.375%		9/30/2024		200,000	204,572
Kookmin Bank†	1.75%		5/4/2025		200,000	192,446
Kookmin Bank	2.50%		11/4/2030		200,000	178,923
Woori Bank†	4.75%		4/30/2024		400,000	411,705
						987,646
Chemicals 0.88%
LG Chem Ltd.†	2.375%		7/7/2031		800,000	722,090
Iron-Steel 0.24%
POSCO†	2.50%		1/17/2025		200,000	195,542
Oil & Gas 0.46%
Korea National Oil Corp.†	2.125%		4/18/2027		400,000	374,755
Semiconductors 0.90%
SK Hynix, Inc.†	1.50%		1/19/2026		800,000	740,919
Total South Korea						3,312,839

Supranational 0.40%
Multi-National
African Export-Import Bank (The)†	2.634%		5/17/2026		350,000	326,596

Taiwan 0.22%
Semiconductors
TSMC Global Ltd.†	1.75%		4/23/2028		200,000	182,209

Thailand 2.53%
Banks 1.18%
Bangkok Bank pcl†	5.00% (5 Yr. Treasury CMT + 4.73%)	#	–	(a)	700,000	691,355
Bangkok Bank PCL/Hong Kong†	3.466% (5 Yr. Treasury CMT + 2.15%)	#	9/23/2036		300,000	271,116
						962,471

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Thailand (continued)
Chemicals 0.45%
GC Treasury Center Co. Ltd.†	2.98%	3/18/2031	$400,000	$367,109
Oil & Gas 0.90%
PTTEP Treasury Center Co. Ltd.†	2.993%	1/15/2030	250,000	242,251
Thaioil Treasury Center Co. Ltd.†	2.50%	6/18/2030	400,000	343,874
Thaioil Treasury Center Co. Ltd.†	3.50%	10/17/2049	200,000	148,534
				734,659
Total Thailand				2,064,239

Turkey 4.46%
Banks 2.87%
Akbank TAS†	5.125%	3/31/2025	400,000	380,182
QNB Finansbank AS†	6.875%	9/7/2024	400,000	416,134
Turkiye Garanti Bankasi AS†	5.875%	3/16/2023	700,000	707,806
Turkiye Sinai Kalkinma Bankasi AS†	5.875%	1/14/2026	200,000	187,760
Turkiye Vakiflar Bankasi TAO†	6.00%	11/1/2022	650,000	651,216
				2,343,098
Commercial Services 0.23%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%	7/10/2036	200,000	185,560
Food 0.64%
Ulker Biskuvi Sanayi AS†	6.95%	10/30/2025	600,000	526,524
Holding Companies-Diversified 0.49%
KOC Holding AS†	5.25%	3/15/2023	400,000	401,700
Oil & Gas 0.23%
Turkiye Petrol Rafinerileri AS†	4.50%	10/18/2024	200,000	191,449
Total Turkey				3,648,331

Ukraine 0.36%
Agriculture 0.11%
MHP Lux SA†	6.95%	4/3/2026	200,000	89,870
Telecommunications 0.25%
VF Ukraine PAT via VFU Funding plc†	6.20%	2/11/2025	400,000	200,000
Total Ukraine				289,870

United Arab Emirates 4.77%
Banks 0.85%
ADCB Finance Cayman Ltd.†	4.00%	3/29/2023	200,000	202,864
Fab Sukuk Co. Ltd.	2.50%	1/21/2025	300,000	295,635

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC	4.50% (5 Yr. Treasury CMT + 4.14%)	#	–	(a)	$200,000	$199,000
						697,499
Commercial Services 0.68%
DP World Ltd./United Arab Emirates†	4.70%		9/30/2049		200,000	194,724
DP World Ltd./United Arab Emirates†	6.85%		7/2/2037		300,000	361,701
						556,425
Electric 0.94%
Abu Dhabi National Energy Co. PJSC†	2.00%		4/29/2028		600,000	560,652
Emirates Semb Corp. Water & Power Co. PJSC†	4.45%		8/1/2035		200,000	204,044
						764,696
Energy-Alternate Sources 0.23%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		200,000	185,463
Investment Companies 0.24%
MDGH GMTN RSC Ltd.†	3.70%		11/7/2049		200,000	197,829
Pipelines 1.33%
Abu Dhabi Crude Oil Pipeline LLC†	4.60%		11/2/2047		600,000	637,146
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		500,000	453,277
						1,090,423
Real Estate 0.25%
MAF Sukuk Ltd.	4.50%		11/3/2025		200,000	206,261
Telecommunications 0.25%
Emirates Telecommunications Group Co. PJSC	3.50%		6/18/2024		200,000	203,767
Total United Arab Emirates						3,902,363

United Kingdom 0.92%
Holding Companies-Diversified 0.24%
CK Hutchison International 17 Ltd.†	3.50%		4/5/2027		200,000	200,745
Retail 0.68%
CK Hutchison International 21 Ltd.	2.50%		4/15/2031		600,000	553,887
Total United Kingdom						754,632

United States 0.94%
Chemicals 0.11%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		88,000	88,119
Electric 0.22%
Terraform Global Operating LLC†	6.125%		3/1/2026		180,000	180,097
Oil & Gas 0.50%
Callon Petroleum Co.	6.375%		7/1/2026		166,000	165,269
Callon Petroleum Co.†	8.00%		8/1/2028		46,000	48,571

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
United States (continued)
Laredo Petroleum, Inc.†	7.75%	7/31/2029	$125,000	$125,925
Range Resources Corp.	8.25%	1/15/2029	66,000	72,423
				412,188
Pipelines 0.11%
Cheniere Energy Partners LP	4.00%	3/1/2031	88,000	85,443
Total United States				765,847

Vietnam 0.59%
Electric
Mong Duong Finance Holdings BV†	5.125%	5/7/2029	536,000	483,826

Zambia 0.27%
Mining
First Quantum Minerals Ltd.†	7.50%	4/1/2025	220,000	223,573
Total Corporate Bonds (cost $80,775,047)				74,218,211

FLOATING RATE LOANS(d) 0.27%

Coal 0.09%
Peabody Energy Corporation 2018 Term Loan	3.197% (1 Mo. LIBOR + 2.75%)	3/31/2025	76,293	72,513

Software 0.18%
Think & Learn Private Limited Term Loan B (India)(e)	6.25% (3 Mo. LIBOR + 5.50%)	11/5/2026	146,893	145,654
Total Floating Rate Loans (cost $203,407)				218,167

FOREIGN GOVERNMENT OBLIGATIONS 2.51%

Bahrain 0.47%
Kingdom of Bahrain†	5.45%	9/16/2032	400,000	382,641

Costa Rica 0.25%
Costa Rica Government†	4.375%	4/30/2025	200,000	202,650

Dominican Republic 0.36%
Dominican Republic International Bond†	5.50%	2/22/2029	300,000	297,000

Ecuador 0.21%
Ecuador Government International Bond†	5.00%	7/31/2030	200,000	168,002

Ghana 0.18%
Republic of Ghana†	6.375%	2/11/2027	200,000	151,049

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oman 0.37%
Oman Government International Bond†	4.75%	6/15/2026	$300,000	$301,980

Turkey 0.22%
Turkiye Ihracat Kredi Bankasi AS†	5.75%	7/6/2026	200,000	183,645

United Arab Emirates 0.45%
Abu Dhabi Government International Bond†	3.125%	9/30/2049	200,000	183,626
UAE International Government Bond†	3.25%	10/19/2061	200,000	184,512
Total United Arab Emirates				368,138
Total Foreign Government Obligations (cost $2,185,510)				2,055,105
Total Long-Term Investments (cost $83,728,259)				77,044,666

SHORT-TERM INVESTMENTS 5.11%

Repurchase Agreements 5.11%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $4,552,800 of U.S. Treasury Note at 1.25% due 04/30/2028; value: $4,264,422; proceeds: $4,180,780 (cost $4,180,780)			4,180,780	4,180,780
Total Investments in Securities 99.34% (cost $87,909,039)				81,225,446
Other Assets and Liabilities – Net(f) 0.66%				540,862
Net Assets 100.00%				$81,766,308

EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $58,984,005, which represents 72.14% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2022.
(e)	Foreign security traded in U.S. dollars.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at March 31, 2022:

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Value/Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Appreciation
Bank of America	2.865%	CPI Urban Consumer NSA	2/28/2032	$130,000	$2,616

Open Forward Foreign Currency Exchange Contracts at March 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Russian ruble	Buy	State Street Bank and Trust	4/14/2022	8,600,000	$111,573	$103,962	$(7,611)
Euro	Sell	Morgan Stanley	6/10/2022	466,000	511,053	516,775	(5,722)
Russian ruble	Sell	State Street Bank and Trust	4/14/2022	8,600,000	75,771	103,962	(28,191)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(41,524)

Open Futures Contracts at March 31, 2022:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 10-Year Treasury Note	June 2022	10	Short	$(1,260,449)	$(1,228,750)	$31,699
U.S. 10-Year Ultra Treasury Note	June 2022	38	Short	(5,300,125)	(5,147,813)	152,312
Total Unrealized Appreciation on Open Futures Contracts						$184,011

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	June 2022	51	Long	$10,952,624	$10,808,016	$(144,608)
U.S. 5-Year Treasury Note	June 2022	4	Short	(458,649)	(458,750)	(101)
U.S. Treasury Long Bond	June 2022	6	Long	928,139	900,375	(27,764)
U.S. Ultra Treasury Bond	June 2022	2	Long	377,191	354,250	(22,941)
Total Unrealized Depreciation on Open Futures Contracts						$(195,414)

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$159,052	$–	$–	$159,052
Convertible Bonds	–	394,131	–	394,131
Corporate Bonds
Mexico	–	4,479,912	508,807	4,988,719
Russia	–	594,577	411,816	1,006,393
Remaining Countries	–	68,223,099	–	68,223,099
Floating Rate Loans	–	218,167	–	218,167
Foreign Government Obligations	–	2,055,105	–	2,055,105
Short-Term Investments
Repurchase Agreements	–	4,180,780	–	4,180,780
Total	$159,052	$80,145,771	$920,623	$81,225,446
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$2,616	$–	$2,616
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(41,524)	–	(41,524)
Futures Contracts
Assets	184,011	–	–	184,011
Liabilities	(195,414)	–	–	(195,414)
Total	$(11,403)	$(38,908)	$–	$(50,311)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal
Investment Type	Bonds
Balance as of January 1, 2022	$–
Accrued Discounts (Premiums)	434
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(534,301)
Purchases	516,387
Sales	–
Transfers into Level 3	938,103
Transfers out of Level 3	–
Balance as of March 31, 2022	$920,623
Change in unrealized appreciation/depreciation for the period ended March 31, 2022, related to Level 3 investments held at March 31, 2022	$(534,301)

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 94.95%

ASSET-BACKED SECURITIES 7.30%

Cayman Islands 1.78%
Other
Venture CLO Ltd. 2018-33A A1LR†	1.301% (3 Mo. LIBOR + 1.06%)	#	7/15/2031	$100,000	$99,420
VERDE CLO Ltd. 2019-1A AR†	1.341% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	100,000	99,351
Total Cayman Islands					198,771

United States 5.52%
Automobiles 0.89%
Avid Automobile Receivables Trust 2019-1 C†	3.14%		7/15/2026	100,000	100,197
Credit Card 0.90%
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	100,000	101,126
Other 3.73%
Aqua Finance Trust 2021-A C†	3.14%		7/17/2046	100,000	89,747
GoodLeap Sustainable Home Solutions Trust 2022-1GS A†	2.70%		1/20/2049	78,296	73,415
Lendmark Funding Trust 2021-2A C†	3.09%		4/20/2032	100,000	90,864
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	48,875	49,759
Neighborly Issuer 2022-1A A2†	3.695%		1/30/2052	25,000	23,339
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	99,266	90,642
					417,766
Total United States					619,089
Total Asset-Backed Securities (cost $854,513)					817,860

CONVERTIBLE BONDS 0.25%

United States
Energy-Alternate Sources
Enphase Energy, Inc.	Zero Coupon		3/1/2026	9,000	9,185
SolarEdge Technologies, Inc.	Zero Coupon		9/15/2025	7,000	9,565
Sunrun, Inc.	Zero Coupon		2/1/2026	11,000	8,806
Total Convertible Bonds (cost $29,006)					27,556

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
CORPORATE BONDS 45.76%

Australia 0.57%
Mining
FMG Resources August 2006 Pty Ltd.†	4.50%	9/15/2027		$17,000	$16,731
Glencore Funding LLC†	2.85%	4/27/2031		19,000	17,382
Glencore Funding LLC†	4.875%	3/12/2029		28,000	29,517
Total Australia					63,630

Bermuda 0.97%
Insurance
PartnerRe Ireland Finance DAC(a)	1.25%	9/15/2026	EUR	100,000	109,170

Brazil 0.17%
Forest Products & Paper 0.05%
Suzano Austria GmbH	3.125%	1/15/2032		$6,000	5,325

Oil & Gas 0.12%
Petrobras Global Finance BV	5.60%	1/3/2031		13,000	13,180
Total Brazil					18,505

Canada 0.20%
Aerospace/Defense 0.10%
Bombardier, Inc.†	6.00%	2/15/2028		12,000	11,263

Oil & Gas 0.10%
MEG Energy Corp.†	7.125%	2/1/2027		11,000	11,532
Total Canada					22,795

Cayman Islands 0.18%
Diversified Financial Services
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		22,123	20,064

Colombia 0.24%
Oil & Gas
Ecopetrol SA	4.625%	11/2/2031		30,000	27,192

France 0.99%
Commercial Services
IPD 3 BV†(a)	5.50%	12/1/2025	EUR	100,000	110,911

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Germany 3.52%
Banks 0.65%
Kreditanstalt fuer Wiederaufbau	0.375%	7/18/2025		$78,000	$72,643
Building Materials 0.95%
PCF GmbH†(a)	4.75%	4/15/2026	EUR	100,000	106,635
Forest Products & Paper 0.11%
Mercer International, Inc.	5.125%	2/1/2029		$12,000	11,594
Real Estate 0.92%
Aroundtown SA(a)	1.45%	7/9/2028	EUR	100,000	103,403
Transportation 0.89%
Hamburger Hochbahn AG(a)	0.125%	2/24/2031	EUR	100,000	99,849
Total Germany					394,124

Guatemala 0.18%
Beverages
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029		$20,000	19,928

Jersey 1.16%
Commercial Services
AA Bond Co. Ltd.(a)	2.75%	7/31/2023	GBP	100,000	130,236

Luxembourg 1.82%
Health Care-Services 0.87%
Eurofins Scientific SE(a)	0.875%	5/19/2031	EUR	100,000	97,144
Real Estate 0.95%
Vivion Investments Sarl(a)	3.00%	8/8/2024	EUR	100,000	106,732
Total Luxembourg					203,876

Mexico 0.40%
Oil & Gas
Petroleos Mexicanos	6.70%	2/16/2032		$27,000	25,678	(b)
Petroleos Mexicanos	6.75%	9/21/2047		23,000	18,739
Total Mexico					44,417

Netherlands 3.65%
Diversified Financial Services 0.94%
LeasePlan Corp. NV(a)	0.25%	2/23/2026	EUR	100,000	105,256
Electric 0.90%
Ren Finance BV(a)	0.50%	4/16/2029	EUR	100,000	100,819

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Netherlands (continued)
Food 0.88%
Mondelez International Holdings Netherlands BV(a)	0.625%		9/9/2032	EUR	100,000	$98,941
Internet 0.93%
United Group B.V.†(a)	5.25%		2/1/2030	EUR	100,000	103,783
Total Netherlands						408,799

Norway 0.96%
Internet
Adevinta ASA(a)	3.00%		11/15/2027	EUR	100,000	107,416

Puerto Rico 0.10%
Banks
Popular, Inc.	6.125%		9/14/2023		$11,000	11,299

Spain 0.95%
Telecommunications
Lorca Telecom Bondco SAU†(a)	4.00%		9/18/2027	EUR	100,000	106,935

Supranational 3.12%
Multi-National
Asian Development Bank(c)	2.044% (SOFR Index + 1.00%)	#	4/6/2027		$130,000	134,663
Inter-American Development Bank	0.368% (SOFR Index + .20%)	#	2/10/2026		80,000	80,000
International Bank for Reconstruction & Development(a)	0.25%		1/29/2029	SEK	260,000	24,642
International Bank for Reconstruction & Development	0.487% (SOFR Index + .29%)	#	11/22/2028		$40,000	40,030
International Bank for Reconstruction & Development	0.541% (SOFR Index + .37%)	#	2/11/2031		30,000	30,105
International Finance Corp.(a)	0.375%		9/10/2025	NZD	65,000	40,448
Total Supranational						349,888

Switzerland 0.13%
Diversified Financial Services
VistaJet Malta Finance plc/XO Management Holding, Inc.†	6.375%		2/1/2030		$16,000	15,075

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United Arab Emirates 1.53%
Pipelines
Galaxy Pipeline Assets Bidco Ltd.†	1.75%		9/30/2027		$178,404	$171,390

United Kingdom 3.81%
Entertainment 1.14%
Pinewood Finance Co. Ltd.(a)	3.25%		9/30/2025	GBP	100,000	127,424
Oil & Gas 0.39%
Gazprom PJSC via Gaz Finance plc(a)	1.50%		2/17/2027	EUR	100,000	43,287
Real Estate 1.13%
Canary Wharf Group Investment Holdings plc†(a)	2.625%		4/23/2025	GBP	100,000	127,250
Retail 1.15%
Punch Finance plc†(a)	6.125%		6/30/2026	GBP	100,000	129,492
Total United Kingdom						427,453

United States 21.11%
Advertising 0.11%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028		$12,000	12,076
Aerospace/Defense 0.24%
TransDigm, Inc.	4.625%		1/15/2029		15,000	14,044
Triumph Group, Inc.	7.75%		8/15/2025		13,000	13,110
						27,154
Airlines 0.41%
American Airlines Group, Inc.†	3.75%		3/1/2025		15,000	13,702
Delta Air Lines, Inc.†	7.00%		5/1/2025		21,000	22,511
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025		10,000	10,066
						46,279
Auto Manufacturers 0.55%
Ford Motor Co.	3.25%		2/12/2032		42,000	37,582
General Motors Co.	6.75%		4/1/2046		20,000	24,168
						61,750
Banks 2.10%
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		55,000	50,662
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032		50,000	45,188
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032		25,000	22,188
Goldman Sachs Group, Inc. (The)	2.615% (SOFR + 1.28%)	#	4/22/2032		18,000	16,397

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
United States (continued)
Banks (continued)
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	$25,000	$23,595
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	44,000	37,797
Santander Holdings USA, Inc.	4.40%		7/13/2027	15,000	15,282
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	25,000	24,323
					235,432
Building Materials 0.20%
Eco Material Technologies, Inc.†	7.875%		1/31/2027	12,000	11,952
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030	11,000	10,291
					22,243
Chemicals 0.20%
Ashland LLC	6.875%		5/15/2043	10,000	11,715
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	11,000	11,015
					22,730
Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029	12,000	11,328
Commercial Services 0.55%
Ahern Rentals, Inc.†	7.375%		5/15/2023	13,000	12,122
Block, Inc.†	3.50%		6/1/2031	12,000	11,000
Hertz Corp. (The)†	5.00%		12/1/2029	12,000	10,876
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%		2/1/2026	12,000	11,535
Sabre GLBL, Inc.†	7.375%		9/1/2025	15,000	15,688
					61,221
Computers 0.38%
Ahead DB Holdings LLC†	6.625%		5/1/2028	10,000	8,955
Condor Merger Sub, Inc.†	7.375%		2/15/2030	12,000	11,527
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	18,000	15,162
Dell International LLC/EMC Corp.	8.35%		7/15/2046	5,000	7,332
					42,976
Diversified Financial Services 1.12%
AG Issuer LLC†	6.25%		3/1/2028	14,000	14,019
Aircastle Ltd.†	2.85%		1/26/2028	26,000	23,403
Ally Financial, Inc.	8.00%		11/1/2031	25,000	31,416
Coinbase Global, Inc.†	3.375%		10/1/2028	13,000	11,501
Navient Corp.	5.00%		3/15/2027	5,000	4,772

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
United States (continued)
Diversified Financial Services (continued)
Navient Corp.	6.75%	6/25/2025	$10,000	$10,287
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	28,000	29,819
				125,217
Electric 1.19%
Calpine Corp.†	5.125%	3/15/2028	11,000	10,499
Constellation Energy Generation LLC	6.25%	10/1/2039	26,000	29,401
FirstEnergy Corp.	4.40%	7/15/2027	18,000	18,145
IPALCO Enterprises, Inc.	4.25%	5/1/2030	25,000	25,081
Pacific Gas and Electric Co.	4.55%	7/1/2030	38,000	37,764
Pike Corp.†	5.50%	9/1/2028	13,000	12,275
				133,165

Electronics 0.20%
Atkore, Inc.†	4.25%	6/1/2031	12,000	11,179
II-VI, Inc.†	5.00%	12/15/2029	12,000	11,747
				22,926
Energy-Alternate Sources 0.06%
TerraForm Power Operating LLC†	4.75%	1/15/2030	7,000	6,842
Engineering & Construction 0.31%
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%	2/1/2026	11,000	10,602
IEA Energy Services LLC†	6.625%	8/15/2029	12,000	11,302
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	14,000	12,929
				34,833
Entertainment 0.84%
Affinity Gaming†	6.875%	12/15/2027	12,000	11,693
Buena Vista Gaming Authority†	13.00%	4/1/2023	15,000	16,336
Cinemark USA, Inc.†	5.25%	7/15/2028	12,000	11,223
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	20,000	20,125
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	12,000	11,721
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	12,000	11,940
Penn National Gaming, Inc.†	5.625%	1/15/2027	11,000	10,922
				93,960
Environmental Control 0.10%
Madison IAQ LLC†	5.875%	6/30/2029	12,000	10,787
Food 0.09%
Kraft Heinz Foods Co.	4.875%	10/1/2049	10,000	10,549

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
United States (continued)
Forest Products & Paper 0.11%
Sylvamo Corp.†	7.00%	9/1/2029	$12,000	$11,799
Health Care-Products 0.10%
Mozart Debt Merger Sub, Inc.†	3.875%	4/1/2029	12,000	11,115
Health Care-Services 1.05%
Centene Corp.	3.375%	2/15/2030	15,000	14,140
Centene Corp.	4.25%	12/15/2027	37,000	37,177
Charles River Laboratories International, Inc.†	4.00%	3/15/2031	12,000	11,289
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	12,000	11,357
HCA, Inc.†	4.625%	3/15/2052	14,000	14,152
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029	12,000	11,209
Molina Healthcare, Inc.†	3.875%	11/15/2030	12,000	11,544
Radiology Partners, Inc.†	9.25%	2/1/2028	7,000	7,014
				117,882
Housewares 0.13%
Newell Brands, Inc.	5.625%	4/1/2036	14,000	14,413
Insurance 0.10%
Assurant, Inc.	2.65%	1/15/2032	13,000	11,370
Internet 0.47%
Netflix, Inc.	5.875%	2/15/2025	15,000	16,019
Netflix, Inc.	5.875%	11/15/2028	12,000	13,257
Uber Technologies, Inc.†	4.50%	8/15/2029	13,000	12,212
Uber Technologies, Inc.†	8.00%	11/1/2026	11,000	11,701
				53,189
Iron-Steel 0.11%
United States Steel Corp.	6.65%	6/1/2037	12,000	12,439
Leisure Time 0.45%
Carnival Corp.†	5.75%	3/1/2027	12,000	11,460
Life Time, Inc.†	5.75%	1/15/2026	12,000	12,005
NCL Finance Ltd.†	6.125%	3/15/2028	12,000	11,152
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023	15,000	15,636
				50,253
Lodging 0.21%
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028	12,000	11,564
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	12,000	11,633
				23,197

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
United States (continued)
Media 1.60%
Block Communications, Inc.†	4.875%	3/1/2028		$10,000	$9,669
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25%	4/1/2053		15,000	15,142
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		14,000	15,980
Comcast Corp.(a)	1.50%	2/20/2029	GBP	100,000	123,280
FactSet Research Systems, Inc.	3.45%	3/1/2032		$16,000	15,478
					179,549
Mining 0.53%
Century Aluminum Co.†	7.50%	4/1/2028		12,000	12,537
Freeport-McMoRan, Inc.	4.375%	8/1/2028		24,000	24,146
Freeport-McMoRan, Inc.	4.625%	8/1/2030		11,000	11,260
Kaiser Aluminum Corp.†	4.625%	3/1/2028		12,000	11,295
					59,238
Oil & Gas 2.70%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026		11,000	11,434
Callon Petroleum Co.†	8.00%	8/1/2028		11,000	11,615
Centennial Resource Production LLC†	5.375%	1/15/2026		15,000	14,580
Civitas Resources, Inc.†	5.00%	10/15/2026		17,000	16,873
Colgate Energy Partners III LLC†	7.75%	2/15/2026		11,000	11,741
Comstock Resources, Inc.†	6.75%	3/1/2029		12,000	12,395
Continental Resources, Inc.†	5.75%	1/15/2031		16,000	17,525
EQT Corp.†	3.625%	5/15/2031		6,000	5,739
EQT Corp.	5.00%	1/15/2029		15,000	15,504
EQT Corp.	7.50%	2/1/2030		24,000	27,852
Gulfport Energy Operating Corp.†	8.00%	5/17/2026		11,510	11,858
Helmerich & Payne, Inc.†	2.90%	9/29/2031		16,000	14,658
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031		17,000	17,106
Laredo Petroleum, Inc.	9.50%	1/15/2025		19,000	19,842
Nabors Industries Ltd.†	7.25%	1/15/2026		14,000	14,023
Occidental Petroleum Corp.	6.125%	1/1/2031		16,000	18,025
Ovintiv, Inc.	6.50%	2/1/2038		13,000	15,450
Range Resources Corp.	8.25%	1/15/2029		13,000	14,265
SM Energy Co.	5.625%	6/1/2025		5,000	5,000
SM Energy Co.	6.75%	9/15/2026		10,000	10,296
Southwestern Energy Co.	5.375%	2/1/2029		17,000	17,236
					303,017

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
United States (continued)
Oil & Gas Services 0.11%
Weatherford International Ltd.†	8.625%		4/30/2030	$12,000	$12,198
Pharmaceuticals 0.13%
Owens & Minor, Inc.†	6.625%		4/1/2030	14,000	14,426
Pipelines 0.67%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	15,000	12,473
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027	28,000	29,881
NGPL PipeCo LLC†	3.25%		7/15/2031	24,000	22,443
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	11,000	10,811
					75,608
REITS 0.65%
American Homes 4 Rent LP	2.375%		7/15/2031	15,000	13,267
Blackstone Mortgage Trust, Inc.†	3.75%		1/15/2027	24,000	22,368
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028	5,000	5,389
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	15,000	12,834
Physicians Realty LP	2.625%		11/1/2031	21,000	18,983
					72,841
Retail 0.99%
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027	15,000	13,630
CEC Entertainment LLC†	6.75%		5/1/2026	12,000	11,623
L Brands, Inc.†	6.625%		10/1/2030	10,000	10,512
LCM Investments Holdings II LLC†	4.875%		5/1/2029	13,000	12,294
Lowe’s Cos, Inc.	3.75%		4/1/2032	18,000	18,216
Macy’s Retail Holdings LLC†	5.875%		4/1/2029	12,000	11,986	(b)
Park River Holdings, Inc.†	5.625%		2/1/2029	12,000	9,716
Party City Holdings, Inc.†	8.75%		2/15/2026	12,000	11,460
Staples, Inc.†	7.50%		4/15/2026	12,000	11,666
					111,103
Semiconductors 0.31%
Broadcom, Inc.†(c)	4.15%		4/15/2032	23,000	22,950
Entegris, Inc.†	3.625%		5/1/2029	12,000	11,243
					34,193
Software 0.52%
MSCI, Inc.†	3.625%		11/1/2031	12,000	11,314
ROBLOX Corp.†	3.875%		5/1/2030	12,000	11,239
Twilio, Inc.	3.625%		3/15/2029	8,000	7,551

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
United States (continued)
Software (continued)
Twilio, Inc.	3.875%		3/15/2031			$9,000	$8,380
VMware, Inc.	4.70%		5/15/2030			19,000	20,131
							58,615
Telecommunications 1.22%
AT&T, Inc.(a)	2.875% (EUAMDB05 + 3.14%)	#	–	(d)	EUR	100,000	107,876
Frontier Communications Holdings LLC	5.875%		11/1/2029			$12,000	11,002
Sprint Capital Corp.	6.875%		11/15/2028			15,000	17,408
							136,286
Toys/Games/Hobbies 0.10%
Mattel, Inc.	5.45%		11/1/2041			11,000	11,733
Trucking & Leasing 0.10%
Fortress Transportation and Infrastructure Investors LLC†	5.50%		5/1/2028			12,000	10,926
Total United States							2,366,858
Total Corporate Bonds (cost $5,522,436)							5,129,961

FLOATING RATE LOANS(e) 5.73%

Advertising 0.16%
Clear Channel Outdoor Holdings, Inc. Term Loan B	3.799% (3 Mo. LIBOR + 3.50%)		8/21/2026			18,788	18,500

Aerospace/Defense 0.15%
Cobham Ultra SeniorCo S.a.r.l USD Term Loan B (Luxembourg)(f)	–	(g)	11/16/2028			16,686	16,533

Automobile Manufacturers 0.11%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	6.988% (3 Mo. LIBOR + 6.75%)		4/10/2026			12,000	11,992	(h)

Building Materials 0.17%
DiversiTech Holdings, Inc. 2021 1st Lien Term Loan	4.756% (3 Mo. LIBOR + 3.75%)		12/22/2028			10,512	10,389
DiversiTech Holdings, Inc. 2021 2nd Lien Term Loan	7.25% (3 Mo. LIBOR + 6.75%)		12/22/2029			6,766	6,648

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Building Materials (continued)
DiversiTech Holdings, Inc. 2021 Delayed Draw Term Loan(i)	–	(g)	12/22/2028	$2,175	$2,149
Total					19,186

Commercial Services 0.60%
Amentum Government Services Holdings LLC Term Loan B	3.957% (1 Mo. LIBOR + 3.50%)		1/29/2027	11,471	11,366
KUEHG Corp. 2018 Incremental Term Loan	4.756% (3 Mo. LIBOR + 3.75%)		2/21/2025	18,826	18,576
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	5.256% (3 Mo. LIBOR + 4.25%)		7/30/2025	18,461	17,953
Vaco Holdings, LLC 2022 Term Loan	5.75% (3 Mo. SOFR + 5.00%)		1/21/2029	19,717	19,630
Total					67,525

Computers 0.09%
Peraton Corp. 2nd Lien Term Loan B1	–	(g)	2/1/2029	10,000	9,963

Diversified Financial Services 0.52%
AllSpring Buyer LLC Term Loan B	4.313% (3 Mo. LIBOR + 3.25%)		11/1/2028	11,500	11,441
Armor Holding II LLC 2021 Term Loan B	5.00% (3 Mo. LIBOR + 4.50%)		12/11/2028	16,792	16,806
Edelman Financial Center, LLC 2021 Term Loan B	4.25% (1 Mo. LIBOR + 3.50%)		4/7/2028	17,910	17,734
Minotaur Acquisition, Inc. Term Loan B	5.207% (1 Mo. LIBOR + 4.75%)		3/27/2026	11,938	11,851
Total					57,832

Electric 0.09%
Edgewater Generation, L.L.C. Term Loan	4.207% (1 Mo. LIBOR + 3.75%)		12/13/2025	10,804	10,016

Entertainment 0.19%
AP Core Holdings II, LLC High-Yield Term Loan B2	6.25% (1 Mo. LIBOR + 5.50%)		9/1/2027	11,500	11,471
Scientific Games Holdings LP 2022 USD Term Loan B	–	(g)	2/4/2029	10,222	10,144
Total					21,615

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Health Care Services 0.31%
Surgery Center Holdings, Inc. 2021 Term Loan	–	(g)	8/31/2026		$17,456	$17,349
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.957% (1 Mo. LIBOR + 5.50%)		10/1/2025		18,264	17,933
Total						35,282

Housewares 0.10%
Springs Windows Fashions, LLC 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)		10/6/2028		12,000	11,650

Insurance 0.16%
Asurion LLC 2021 Second Lien Term Loan B4	5.707% (1 Mo. LIBOR + 5.25%)		1/20/2029		18,000	17,623

Internet 0.17%
Magnite Inc Term Loan	5.75% - 5.81% (6 Mo. LIBOR + 5.00%)		4/28/2028		19,056	18,913

Investment Management Companies 0.10%
NEXUS Buyer LLC 2021 Second Lien Term Loan	–	(g)	10/29/2029		11,000	10,917

Leisure Time 0.23%
Carnival Corporation 2021 Incremental Term Loan B (Panama)(f)	4.00% (3 Mo. LIBOR + 3.25%)		10/18/2028		14,768	14,473
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.006% (3 Mo. LIBOR + 3.00%)		3/8/2024		11,938	11,281
Total						25,754

Media 0.16%
Gray Television, Inc. 2021 Term Loan D	3.231% (1 Mo. LIBOR + 3.00%)		12/1/2028		17,756	17,687

Miscellaneous Manufacture 0.10%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(a)	–	(g)	1/19/2029	EUR	9,900	10,872

Oil & Gas 0.38%
Southwestern Energy Company 2021 Term Loan	3.301% (3 Mo. SOFR + 2.50%)		6/22/2027		$42,635	42,608

Pharmaceuticals 0.26%
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(f)	–	(g)	5/5/2028		16,957	16,916
LSCS Holdings, Inc. 2021 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.50%)		12/16/2028		12,000	11,895
Total						28,811

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 0.43%
Brazos Delaware II, LLC Term Loan B	4.449% (1 Mo. LIBOR + 4.00%)		5/21/2025	$19,241	$19,035
Freeport LNG Investments, LLLP Term Loan B	4.00% (3 Mo. LIBOR + 3.50%)		12/21/2028	17,623	17,519
Lucid Energy Group II Borrower, LLC 2021 Term Loan	5.00% (1 Mo. LIBOR + 4.25%)		11/24/2028	12,000	11,916
Total					48,470

Real Estate Investment Trusts 0.16%
Claros Mortgage Trust, Inc. 2021 Term Loan B	5.00% (1 Mo. SOFR + 4.50%)		8/9/2026	17,683	17,639

Retail 0.11%
Evergreen Acqco 1 LP 2021 USD Term Loan	6.506% (3 Mo. LIBOR + 5.50%)		4/26/2028	11,929	11,869

Semiconductors 0.16%
Altar Bidco, Inc. 2021 2nd Lien Term Loan	6.10% (1 Mo. LIBOR + 5.60%)		2/1/2030	9,597	9,501
Altar Bidco, Inc. 2021 Term Loan	–	(g)	2/1/2029	8,476	8,379
Total					17,880

Software 0.45%
ECL Entertainment, LLC Term Loan	–	(g)	3/31/2028	10,972	11,096
Red Planet Borrower, LLC Term Loan B	4.756% (3 Mo. LIBOR + 3.75%)		10/2/2028	11,940	11,808
SS&C Technologies Inc. 2022 Term Loan B6	–	(g)	3/22/2029	5,154	5,114
SS&C Technologies Inc. 2022 Term Loan B7	–	(g)	3/22/2029	6,984	6,928
Think & Learn Private Limited Term Loan B (India)(f)	6.25% (3 Mo. LIBOR + 5.50%)		11/5/2026	16,226	16,089
Total					51,035

Telecommunications 0.11%
Venga Finance Sarl 2021 USD Term Loan B (Luxembourg)(f)	–	(g)	12/4/2028	12,259	11,949

Transportation 0.26%
AIT Worldwide Logistics, Inc 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		4/6/2028	20,215	20,114
Echo Global Logistics, Inc. Term Loan	4.25% (3 Mo. LIBOR + 3.75%)		11/23/2028	9,772	9,679
Total					29,793
Total Floating Rate Loans (cost $642,286)					641,914

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 22.81%

Australia 1.00%
Australia Government Bond(a)	3.00%	3/21/2047	AUD	19,000	$13,630
Queensland Treasury Corp.†(a)	1.50%	3/2/2032	AUD	70,000	44,969
Queensland Treasury Corp.†(a)	3.25%	7/21/2026	AUD	70,000	53,359
Total Australia					111,958

Canada 1.08%
Province of Alberta Canada(a)	2.05%	6/1/2030	CAD	100,000	74,504
Province of Saskatchewan(a)	4.75%	6/1/2040	CAD	49,000	46,702
Total Canada					121,206

China 3.90%
China Development Bank(a)	3.07%	3/10/2030	CNY	650,000	101,905
China Development Bank(a)	3.09%	6/18/2030	CNY	1,300,000	203,981
China Development Bank(a)	3.68%	2/26/2026	CNY	600,000	97,402
China Government Bond(a)	3.86%	7/22/2049	CNY	200,000	33,858
Total China					437,146

Colombia 1.58%
Colombia Government International Bond(a)	3.875%	3/22/2026	EUR	100,000	115,445
Colombian TES(a)	7.50%	8/26/2026	COP	250,000,000	62,050
Total Colombia					177,495

Dominican Republic 1.33%
Dominican Republic International Bond†	5.50%	2/22/2029		$150,000	148,500

Egypt 1.75%
Republic of Egypt†	4.55%	11/20/2023		200,000	196,232

France 0.33%
French Republic Government Bond OAT(a)	0.75%	5/25/2052	EUR	40,000	37,259

Germany 1.35%
Bundesrepublik Deutschland Bundesanleihe(a)	Zero Coupon	2/15/2032	EUR	110,000	115,366
Bundesrepublik Deutschland Bundesanleihe(a)	Zero Coupon	8/15/2052	EUR	40,000	36,290
Total Germany					151,656

Indonesia 0.87%
Indonesia Government International Bond(a)	1.30%	3/23/2034	EUR	100,000	96,790

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Italy 1.10%
Italy Buoni Poliennali Del Tesoro†(a)	1.50%	4/30/2045	EUR	27,000	$25,444
Italy Buoni Poliennali Del Tesoro†(a)	2.45%	9/1/2033	EUR	85,000	97,966
Total Italy					123,410

Japan 3.66%
Japan Government Ten Year Bond(a)	0.10%	12/20/2031	JPY	14,000,000	113,801
Japan Treasury Discount Bill(a)	Zero Coupon	5/9/2022	JPY	36,000,000	295,741
Total Japan					409,542

Senegal 0.96%
Senegal Government International Bond(a)	4.75%	3/13/2028	EUR	100,000	107,754

South Africa 0.20%
Republic of South Africa Government Bond(a)	8.75%	2/28/2048	ZAR	396,000	22,795

Spain 2.14%
Spain Government Bond(a)	Zero Coupon	1/31/2028	EUR	210,000	219,995
Spain Government Bond†(a)	1.00%	7/30/2042	EUR	21,000	20,117
Total Spain					240,112

Turkey 0.50%
Republic of Turkey	7.375%	2/5/2025		$55,000	55,841

United Kingdom 0.74%
United Kingdom Gilt(a)	0.875%	7/31/2033	GBP	23,000	27,714
United Kingdom Gilt(a)	1.50%	7/22/2047	GBP	45,000	55,499
Total United Kingdom					83,213

United States 0.32%
Tennessee Valley Authority	1.50%	9/15/2031		$40,000	35,972
Total Foreign Government Obligations (cost $2,670,344)					2,556,881

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.86%
Fannie Mae or Freddie Mac(j) (cost $95,840)	3.50%	TBA		97,000	96,878

MUNICIPAL BONDS 0.63%

Government 0.41%
New York City Transitional Finance Authority Futur	1.95%	8/1/2034		30,000	24,122
Regional Transportation District Sales Tax Revenue	2.337%	11/1/2036		25,000	21,451
Total					45,573

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.22%
Metropolitan Transportation Authority	6.668%		11/15/2039	$20,000	$25,251
Total Municipal Bonds (cost $82,338)					70,824

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.98%
BBCMS Mortgage Trust 2019-BWAY A†	1.353% (1 Mo. LIBOR + .96%)	#	11/15/2034	11,000	10,915
BBCMS Mortgage Trust 2019-BWAY B†	1.707% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	10,000	9,880
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	45,000	30,614
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(k)	4/15/2049	30,000	23,327
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.324%	#(k)	7/10/2050	25,000	24,559
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.324%	#(k)	7/10/2050	35,000	31,455
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.382%	#(k)	11/15/2049	45,000	34,514
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	1.599% (1 Mo. SOFR + 1.50%)	#	10/25/2041	30,000	28,567
Great Wolf Trust 2019-WOLF A†	1.431% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	33,000	32,599
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(k)	1/26/2060	29,174	29,050
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(k)	1/26/2060	33,563	32,738
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	14,570	14,529
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	45,588	44,538
ZH Trust 2021-2 A†	2.349%		10/17/2027	100,000	98,589
Total Non-Agency Commercial Mortgage-Backed Securities (cost $459,746)					445,874

U.S. TREASURY OBLIGATIONS 7.63%
U.S. Treasury Bond	2.25%		2/15/2052	159,000	152,540
U.S. Treasury Bond	2.375%		2/15/2042	276,000	266,297
U.S. Treasury Inflation Indexed Bond(l)	0.125%		2/15/2052	100,969	104,886
U.S. Treasury Inflation Indexed Note(l)	0.125%		1/15/2032	101,396	107,936
U.S. Treasury Note	1.50%		1/31/2027	59,000	56,391
U.S. Treasury Note	2.50%		3/31/2027	167,000	167,378
Total U.S. Treasury Obligations (cost $872,008)					855,428
Total Long-Term Investments (cost $11,228,517)					10,643,176

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 5.00%

Repurchase Agreements 5.00%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $568,700 of U.S. Treasury Note at 2.375% due 05/15/2027; value: $571,464; proceeds: $560,181 (cost $560,181)	$560,181	$560,181
Total Investments in Securities 99.95% (cost $11,788,698)		11,203,357
Less Unfunded Loan Commitments (0.02%) (cost $2,175)		(2,149)
Net Investments in Securities 99.93% (cost $11,786,523)		11,201,208
Other Assets and Liabilities – Net(m) 0.07		8,236
Net Assets 100.00%		$11,209,444

AUD	Australian Dollar.
CAD	Canadian Dollar.
CNY	Chinese Yuan Renminbi.
COP	Colombian Peso.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
NZD	New Zealand Dollar.
SEK	Swedish Krona.
ZAR	South African Rand.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $3,885,560, which represents 34.66% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2022.
(f)	Foreign security traded in U.S. dollars.
(g)	Interest rate to be determined.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

(i)	Security partially/fully unfunded.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes – Buy Protection at March 31, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX. NA.HY.37(4)(5)	Bank of America	5.000%	12/20/2026	$420,000	$(20,264)	$(26,493)	$(6,229)
Markit CDX. NA.IG.38(4)(6)	Bank of America	1.000%	6/20/2027	200,000	(2,823)	(3,211)	(388)
					$(23,087)	$(29,704)	$(6,617)

Centrally Cleared Credit Default Swaps on Indexes – Sell Protection at March 31, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX. EM.37(4)(7)	Bank of America	1.000%	6/20/2027	$270,000	$(16,554)	$(15,885)	$669

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $669. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $6,617.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Open Forward Foreign Currency Exchange Contracts at March 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Morgan Stanley	5/25/2022	79,000	$ 57,869	$ 59,161	$1,292
Australian dollar	Buy	State Street Bank and Trust	5/25/2022	75,000	56,158	56,165	7
Brazilian real	Buy	Goldman Sachs	6/14/2022	142,000	27,426	29,231	1,805
Canadian dollar	Buy	Bank of America	4/20/2022	139,000	110,804	111,177	373
Canadian dollar	Buy	Bank of America	4/20/2022	59,000	46,687	47,190	503
Canadian dollar	Buy	Goldman Sachs	4/20/2022	34,000	26,757	27,194	437
Chilean peso	Buy	Morgan Stanley	6/7/2022	46,186,000	57,035	58,072	1,037
Chinese yuan renminbi	Buy	State Street Bank and Trust	4/21/2022	2,605,000	407,949	409,978	2,029
Euro	Buy	Bank of America	6/10/2022	21,000	23,136	23,288	152
Euro	Buy	Morgan Stanley	6/10/2022	47,000	51,996	52,121	125
Indonesian rupiah	Buy	Credit Agricole CIB	6/7/2022	825,454,000	57,082	57,436	354
Japanese yen	Buy	Toronto Dominion Bank	5/9/2022	11,240,000	91,009	92,390	1,381
Mexican peso	Buy	State Street Bank and Trust	6/21/2022	511,000	24,284	25,338	1,054
Norwegian krone	Buy	Barclays Bank plc	6/14/2022	103,000	11,490	11,694	204
South African rand	Buy	Morgan Stanley	5/9/2022	879,000	57,198	59,886	2,688
British pound	Sell	State Street Bank and Trust	6/7/2022	167,000	222,757	219,314	3,443
Japanese yen	Sell	Morgan Stanley	5/9/2022	36,000,000	298,576	295,912	2,664
Japanese yen	Sell	State Street Bank and Trust	5/9/2022	10,490,000	91,397	86,225	5,172
Japanese yen	Sell	State Street Bank and Trust	5/9/2022	6,630,000	57,408	54,497	2,911
South Korean won	Sell	Credit Agricole CIB	5/9/2022	70,000,000	58,565	57,581	984
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$28,615

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Colombian peso	Buy	Bank of America	4/18/2022	220,275,000	$ 58,375	$ 58,271	$(104)
Euro	Buy	Bank of America	6/10/2022	96,000	106,603	106,460	(143)
Japanese yen	Buy	State Street Bank and Trust	5/9/2022	136,180,000	1,183,788	1,119,369	(64,419)
Russian ruble	Buy	State Street Bank and Trust	5/23/2022	3,482,000	44,292	39,948	(4,344)
South Korean won	Buy	Credit Agricole CIB	5/9/2022	218,266,000	181,957	179,543	(2,414)
Swedish krona	Buy	State Street Bank and Trust	4/21/2022	173,000	19,033	18,405	(628)
Swiss franc	Buy	Morgan Stanley	4/21/2022	52,000	56,940	56,306	(634)
Australian dollar	Sell	Toronto Dominion Bank	5/25/2022	23,000	16,655	17,224	(569)

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Colombian peso	Sell	Goldman Sachs	4/18/2022	215,000,000	$ 53,862	$ 56,876	$(3,014)
Euro	Sell	Morgan Stanley	6/10/2022	176,000	193,016	195,177	(2,161)
Euro	Sell	Toronto Dominion Bank	6/10/2022	20,000	22,141	22,179	(38)
Indian rupee	Sell	Credit Agricole CIB	6/7/2022	8,691,000	113,071	113,483	(412)
Japanese yen	Sell	State Street Bank and Trust	5/9/2022	3,962,000	32,543	32,567	(24)
Russian ruble	Sell	State Street Bank and Trust	5/23/2022	3,482,000	29,710	39,948	(10,238)
South African rand	Sell	Barclays Bank plc	5/9/2022	879,000	58,206	59,886	(1,680)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(90,822)

Open Futures Contracts at March 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2022	3	Short	$(421,824)	$(406,406)	$15,418
U.S. 5-Year Treasury Note	June 2022	3	Short	(352,236)	(344,062)	8,174
Total Unrealized Appreciation on Open Futures Contracts						$23,592

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$817,860	$–	$817,860
Convertible Bonds	–	27,556	–	27,556
Corporate Bonds
Mexico	–	18,739	25,678	44,417
United States	24,168	2,330,704	11,986	2,366,858
Remaining Countries	–	2,718,686	–	2,718,686
Floating Rate Loans
United States	–	543,090	11,992	555,082
Remaining Countries	–	86,832	–	86,832
Less Unfunded Commitments	–	(2,149)	–	(2,149)
Foreign Government Obligations	–	2,556,881	–	2,556,881
Government Sponsored Enterprises Pass-Throughs	–	96,878	–	96,878
Municipal Bonds	–	70,824	–	70,824
Non-Agency Commercial Mortgage-Backed Securities	–	445,874	–	445,874
U.S. Treasury Obligations	–	855,428	–	855,428
Short-Term Investments
Repurchase Agreements	–	560,181	–	560,181
Total	$24,168	$11,127,384	$49,656	$11,201,208

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$669	$–	$669
Liabilities	–	(6,617)	–	(6,617)
Forward Foreign Currency Exchange Contracts
Assets	–	28,615	–	28,615
Liabilities	–	(90,822)	–	(90,822)
Futures Contracts
Assets	23,592	–	–	23,592
Liabilities	–	–	–	–
Total	$23,592	$(68,155)	$–	$(44,563)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

58	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following three funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Emerging Markets Bond Fund and Lord Abbett Global Bond Fund (“Global Bond Fund”). Emerging Markets Corporate Debt Fund and Global Bond Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the

59

Notes to Schedule of Investments (unaudited)(continued)

Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax returns. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

60

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2022 the funds did not loan any securities.

61

QPHR-GLOBAL-1Q
(05/22)